Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31, 2021	December 31, 2020
Customer trade receivables	$90,324	$80,972
Other receivables	14,504	14,967
Income tax receivable	872	52
Due from related parties (notes 7 and 20)	1,651	1,070
Allowance for credit losses	(5,843)	(6,594)
	$101,508	$90,467